STATEMENTS OF NET ASSETS AVAILABLE FOR PLAN BENEFITS - EBP France - EUR (€)	Jun. 30, 2026	Jun. 30, 2025
ASSETS:
Total investments	€ 225,801,843	€ 212,369,557
Receivables:
Participant contribution	4,114,921	3,914,803
Employer contribution	4,217,018	1,737,837
Total receivables	8,331,939	5,652,640
NET ASSETS AVAILABLE FOR PLAN BENEFITS	234,133,782	218,022,196
EBP, Participant-Directed
ASSETS:
Total investments	95,456,117	77,442,079
EBP, Nonparticipant-Directed
ASSETS:
Total investments	130,345,726	134,927,478
Receivables:
NET ASSETS AVAILABLE FOR PLAN BENEFITS	€ 130,345,726	€ 134,927,478